Related party transactions - Summary of key management personnel compensation expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Key management personnel fixed compensation	R$ 17,695	R$ 17,445	R$ 7,837
Key management personnel variable compensation	16,252	15,843	60,781
Key management personnel compensation	R$ 33,947	R$ 33,288	R$ 68,618